Taxation - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended												1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010	Dec. 31, 2012 Federal tax USD ($)	Dec. 31, 2012 State income tax USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Scenario 1	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Scenario 2	Dec. 31, 2012 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2011 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2010 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2009 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2008 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2012 China The9 Interactive (Beijing) Limited ("C9I Beijing") CNY	Dec. 31, 2011 China The9 Interactive (Beijing) Limited ("C9I Beijing") CNY	Dec. 31, 2010 China The9 Interactive (Beijing) Limited ("C9I Beijing") CNY	Oct. 31, 2011 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Nov. 30, 2008 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") CNY	Dec. 31, 2012 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2011 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2010 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2012 U.S
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%							25.00%	24.00%	22.00%	20.00%	18.00%									34.00%
Preferential enterprise income tax rate for three years	15.00%																	15.00%	15.00%
Tax savings from reduced tax rate
State income tax rate																							8.84%
Increase in valuation allowance	135.2	56.2
Net operating loss carry forwards	862.2			63.6	63.9
Net operating loss carry forwards expiring In 2013	16.5
Net operating loss carry forwards expiring In 2014	126.3
Net operating loss carry forwards expiring In 2015	230.6
Net operating loss carry forwards expiring In 2016	197.8
Net operating loss carry forwards expiring In 2017	291.0
Net operating loss carry forwards, expiration year						2026		2016
Tax credit available to offset future taxes payable				0.1	0.1
Foreign tax credit available to offset future taxes payable				2.5
Tax credit available to offset future taxes payable, expiration date				2016
Withholding income tax rate for dividends from profits of foreign invested enterprises	10.00%						5.00%		10.00%
Percentage of beneficial interest owned							25.00%		25.00%
Income tax, statute of limitation						3 years		5 years
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance	0.1
Income tax, statute of limitation under special circumstance	10 years